Trade payables and accruals (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Trade payables	€ 14,505	€ 16,035
Accrued expenses	26,986	52,084
BALANCE AS AT DECEMBER 31	41,491	68,119
Less non-current portion	0	0
CURRENT PORTION	€ 41,491	€ 68,119